MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2021
Available-for-sale financial assets [abstract]
MARKETABLE SECURITIES [Text Block]

5.      MARKETABLE SECURITIES

As at December 31, 2021, the Company held marketable securities with an aggregate market value of $1,104,400 (December 31, 2020 - $736,960), consisting of 2.5 million common shares of NorthIsle Copper and Gold Inc. with a market value of $1,075,000 (December 31, 2020 - $700,000) and 168,000 common shares of Granite Creek Copper Ltd. with a market value of $29,400 (December 31, 2020 - $36,960).